PRINCIPAL ACTIVITIES AND ORGANIZATION	12 Months Ended
Dec. 31, 2022
PRINCIPAL ACTIVITIES AND ORGANIZATION
PRINCIPAL ACTIVITIES AND ORGANIZATION

1. PRINCIPAL ACTIVITIES AND ORGANIZATION

(a)  Principal activities

Missfresh Limited (“Missfresh” or the “Company”) was incorporated under the laws of the Cayman Islands in April 2015 as an exempted company with limited liability. The Company primarily engaged in providing fresh foods and groceries to end customers through its self-owned online ecommerce platform and distributed micro-warehouse networks (“DMW”) through its subsidiaries (collectively, the “Group”). The Company also provided the next-day delivery to supplement its DMWs’ offerings. Since July 2022, the Company adopted a series of significant adjustments to its business strategy for sustainability, including a temporary shutdown of on-demand DMW retail business and staff optimization in July 2022, and a subsequent temporary shutdown of Next-Day Delivery BU. These idled businesses accounted for over 90% in aggregate of total net revenue and total cost of revenue for the years ended December 2020, 2021, and 2022, respectively. In March 2023, the Company further adopted business strategy adjustments and therefore terminated its intelligent fresh market business and retail cloud business, to focus on its private label product retail business, which was launched in January 2023.

(b)  Operation and organization

In June 2021, the Company completed its initial public offering (“IPO”) on the Nasdaq Stock market. In the offering, 21,000,000 American depositary shares(“ADSs”), which represent 63,000,000 class B ordinary shares, were issued and sold to the public at a price of US$ 13.00 per ADS. The net proceeds to the Company from the IPO, after deducting commissions and offering expenses, were US$ 247.2 million (RMB 1,600.3 million).

As of December 31, 2022, the Company’s principal subsidiaries and consolidated VIEs were as follows:

	Place of	Date of	Percentage of
	incorporation	incorporation	beneficial ownership	Principal activities
Wholly owned subsidiary:
Mrfresh Limited (“Mrfresh”)	Cayman Islands	November 24, 2017	100%	Offshore holding company
Missfresh HK Limited (“Missfresh HK”)	Hongkong, PRC	April 16, 2015	100%	Offshore holding company
Jinan Missfresh Bianligou Network Technology Co., Ltd. (“Jinan Bianligou”)	Jinan, PRC	January 24, 2018	100%	Online retail through mobile app
Changshu Missfresh E-Commerce Co., Ltd. (“Changshu Missfresh”)	Changshu, PRC	January 16, 2020	100%	Online retail through mobile app
Beijing Missfresh E-Commerce Co., Ltd. (“Beijing Missfresh”)	Beijing, PRC	October 30, 2014	100%	Online retail through mobile app
Beijing Missfresh Bianligou E-Commerce Co., Ltd. (“Beijing Bianligou”) (formerly as a VIE of Jinan Bianligou prior to December 2020)	Beijing, PRC	August 3, 2017	100%	Sale of food through convenience go smart retail machine
Qingdao Missfresh Ecommerce Co., Ltd.	Qingda0, PRC	January 26, 2021	100%	Online retail through mobile app

1. PRINCIPAL ACTIVITIES AND ORGANIZATION (Continued)

(b)  Operation and organization (Continued)

In December 2020, Missfresh HK acquired all the equity interests of Beijing Bianligou, and the related Contractual Arrangements related to Beijing Bianligou were terminated. Since then, Beijing Bianligou became a subsidiary of the Group, as the business operated by Beijing Bianligou were no longer prohibited or restricted.

After this transaction, the majority of the Group’s operations were conducted through the wholly owned subsidiaries in China.

(c)  Liquidity

The Group has been incurring losses from operations since inception. The Group incurred net loss of RMB 1,649.2 million, RMB3,849.8 million, and RMB 1,523.6 million (US$220.9 million) for the years ended December 31, 2020, 2021 and 2022, respectively. Accumulated deficit was amounted to RMB13,532.8 million and RMB15,043.7 million (US$2,181.1 million) as of December 31, 2021 and 2022, respectively. Net cash used in operating activities was approximately RMB1,611.8 million, RMB2,589.0 million and RMB682.7 million (US$99.0 million) for the years ended December 31, 2020, 2021 and 2022, respectively. As of December 31, 2020, 2021 and 2022, the Group’s working capital was RMB1448.4 million, RMB841.8 million deficit, and RMB1,517.1 million (US$220 million) deficit, respectively. Since July 2022, we have adopted a series of significant adjustments to the business strategy for business sustainability, including a shutdown of our on-demand DMW retail business and staff optimization, a shutdown of our Next-Day Delivery BU and termination of our intelligent fresh market business and our retail cloud business. In March 2023, to fucus on our private label product retail business, which was newly launched in January 2023, we terminated the intelligent fresh market business and the retail cloud business as part of our further business strategy adjustment. As of December 31, 2022, prior to the termination of the intelligent fresh market business and the retail cloud business, the related assets, including inventory, property, equipment, right of use assets (net of corresponding lease liabilities) and intangible assets have been fully provided impairment.

These conditions and events raise substantial doubt about the Group’s ability to continue as a going concern. The Group has prepared a future cash flow forecasts and the management is of the opinion that the Group will have sufficient unrestricted liquidity for the next 12 months from the issuance date of this annual report. Among the assumptions made by the management, it is expected that the Group will further preserve liquidity and manage cash flows by reducing various discretionary expenditures. Also, the Group has taken positive action to conduct the preliminary stage of debt restructuring and to speed up the collection of investments and assets. Additionally, the Group is in the process of negotiating with potential investors and will continue to seek external financing to improve its liquidity position.

If the Group fails to achieve these goals, the Group cannot predict whether this additional financing will be in the form of equity, debt, or another form, and the Group may not be able to obtain the necessary additional capital on a timely basis, on acceptable terms, or at all. In the event that financing sources are not available, the Group may be unable to implement its current plans for business restructuring, repay debt obligations or respond to competitive pressures, any of which would have a material adverse effect on the Group’s business, financial condition and results of operations and would materially adversely affect its ability to continue as a going concern.

The Group’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The consolidated financial statements do not include any adjustments that might result from the outcome of such uncertainties.